Quarterly Holdings Report
for
Fidelity® U.S. Multifactor ETF
October 31, 2021
USM-NPRT1-1221
1.9898257.101

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.7%
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	3,608	$ 91,138
Entertainment – 0.4%
Activision Blizzard, Inc.	749	58,564
Interactive Media & Services – 6.8%
Alphabet, Inc. Class A (a)	191	565,536
Facebook, Inc. Class A (a)	834	269,857
j2 Global, Inc. (a)	362	46,434
		881,827
Media – 2.8%
Comcast Corp. Class A	2,087	107,335
Discovery, Inc. Class C (a)	1,638	36,953
Fox Corp. Class A	1,244	49,437
Nexstar Media Group, Inc. Class A	282	42,280
Omnicom Group, Inc.	623	42,414
The Interpublic Group of Cos., Inc.	1,244	45,493
ViacomCBS, Inc. Class B	1,173	42,486
		366,398
TOTAL COMMUNICATION SERVICES		1,397,927
CONSUMER DISCRETIONARY – 12.1%
Automobiles – 1.2%
Ford Motor Co. (a)	8,831	150,833
Diversified Consumer Services – 0.9%
Service Corp. International	1,693	115,954
Hotels, Restaurants & Leisure – 2.9%
Domino's Pizza, Inc.	208	101,706
McDonald's Corp.	671	164,764
Yum! Brands, Inc.	879	109,822
		376,292
Household Durables – 1.6%
Lennar Corp. Class A	1,083	108,224
PulteGroup, Inc.	2,044	98,276
		206,500
Multiline Retail – 1.1%
Target Corp.	551	143,051
Specialty Retail – 4.4%
AutoZone, Inc. (a)	71	126,724
Foot Locker, Inc.	1,958	93,338
O'Reilly Automotive, Inc. (a)	195	121,352
The Home Depot, Inc.	636	236,426
		577,840
TOTAL CONSUMER DISCRETIONARY		1,570,470
CONSUMER STAPLES – 5.1%
Household Products – 3.4%
Colgate-Palmolive Co.	1,235	94,095
Kimberly-Clark Corp.	682	88,312
The Clorox Co.	511	83,298

	Shares	Value

The Procter & Gamble Co.	1,278	$ 182,741
		448,446
Tobacco – 1.7%
Altria Group, Inc.	2,199	96,998
Philip Morris International, Inc.	1,250	118,175
		215,173
TOTAL CONSUMER STAPLES		663,619
ENERGY – 2.7%
Oil, Gas & Consumable Fuels – 2.7%
EOG Resources, Inc.	2,181	201,655
Kinder Morgan, Inc.	8,898	149,042
TOTAL ENERGY		350,697
FINANCIALS – 11.2%
Banks – 2.0%
First Horizon Corp.	7,808	132,502
Popular, Inc.	1,650	134,376
		266,878
Capital Markets – 2.4%
MSCI, Inc.	216	143,614
S&P Global, Inc.	343	162,637
		306,251
Consumer Finance – 2.9%
Capital One Financial Corp.	872	131,698
Discover Financial Services	1,035	117,287
Synchrony Financial	2,647	122,953
		371,938
Insurance – 3.0%
Aflac, Inc.	2,342	125,695
American Financial Group, Inc.	933	126,925
The Travelers Cos., Inc.	869	139,805
		392,425
Mortgage Real Estate Investment Trusts (REITs) – 0.9%
AGNC Investment Corp.	7,708	122,711
TOTAL FINANCIALS		1,460,203
HEALTH CARE – 12.8%
Biotechnology – 3.9%
Amgen, Inc.	552	114,247
Biogen, Inc. (a)	310	82,671
Gilead Sciences, Inc.	1,661	107,766
Regeneron Pharmaceuticals, Inc. (a)	180	115,189
United Therapeutics Corp. (a)	448	85,460
		505,333
Health Care Providers & Services – 1.4%
HCA Healthcare, Inc.	436	109,201
Universal Health Services, Inc. Class B	611	75,825
		185,026
Life Sciences Tools & Services – 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	123	97,746

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 6.8%
Bristol-Myers Squibb Co.	1,972	$ 115,165
Eli Lilly & Co.	578	147,251
Johnson & Johnson	1,302	212,070
Merck & Co., Inc.	1,948	171,521
Organon & Co.	3,098	113,851
Zoetis, Inc.	578	124,964
		884,822
TOTAL HEALTH CARE		1,672,927
INDUSTRIALS – 9.3%
Air Freight & Logistics – 0.9%
Expeditors International of Washington, Inc.	1,000	123,260
Building Products – 1.9%
AO Smith Corp.	1,692	123,634
Owens Corning	1,268	118,444
		242,078
Construction & Engineering – 2.0%
MasTec, Inc. (a)	1,188	105,887
Quanta Services, Inc.	1,318	159,847
		265,734
Machinery – 1.9%
Cummins, Inc.	560	134,310
Snap-on, Inc.	547	111,167
		245,477
Road & Rail – 2.6%
Old Dominion Freight Line, Inc.	461	157,362
Union Pacific Corp.	739	178,395
		335,757
TOTAL INDUSTRIALS		1,212,306
INFORMATION TECHNOLOGY – 27.6%
IT Services – 7.7%
Accenture PLC Class A	348	124,859
Akamai Technologies, Inc. (a)	490	51,675
Amdocs Ltd.	695	54,099
Automatic Data Processing, Inc.	362	81,265
Cognizant Technology Solutions Corp. Class A	838	65,440
Mastercard, Inc. Class A	398	133,537
MAXIMUS, Inc.	607	51,334
Paychex, Inc.	530	65,338
PayPal Holdings, Inc. (a)	530	123,273
The Western Union Co.	2,365	43,090
VeriSign, Inc. (a)	262	58,340
Visa, Inc. Class A	718	152,051
		1,004,301
Semiconductors & Semiconductor Equipment – 3.7%
Applied Materials, Inc.	625	85,406
Intel Corp.	2,140	104,860

	Shares	Value

KLA Corp.	187	$ 69,706
Lam Research Corp.	121	68,192
Skyworks Solutions, Inc.	318	53,147
Texas Instruments, Inc.	539	101,052
		482,363
Software – 9.5%
Adobe, Inc. (a)	223	145,030
Consensus Cloud Solutions, Inc. (a)	120	7,600
Dolby Laboratories, Inc. Class A	530	46,825
Fortinet, Inc. (a)	207	69,622
Microsoft Corp.	2,436	807,826
Oracle Corp.	1,108	106,302
VMware, Inc. Class A (a)	341	51,730
		1,234,935
Technology Hardware, Storage & Peripherals – 6.7%
Apple, Inc.	5,054	757,089
HP, Inc.	2,070	62,783
Seagate Technology Holdings PLC	608	54,155
		874,027
TOTAL INFORMATION TECHNOLOGY		3,595,626
MATERIALS – 2.6%
Construction Materials – 0.9%
Eagle Materials, Inc.	754	111,864
Metals & Mining – 0.8%
Newmont Corp.	1,983	107,082
Paper & Forest Products – 0.9%
Louisiana-Pacific Corp.	1,958	115,385
TOTAL MATERIALS		334,331
REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.4%
Extra Space Storage, Inc.	777	153,356
Medical Properties Trust, Inc.	6,469	137,984
Public Storage	466	154,796
TOTAL REAL ESTATE		446,136
UTILITIES – 2.3%
Multi-Utilities – 2.3%
MDU Resources Group, Inc.	4,683	143,908
Public Service Enterprise Group, Inc.	2,472	157,714
TOTAL UTILITIES		301,622
TOTAL COMMON STOCKS (Cost $11,746,067)		13,005,864
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.0%
	Shares	Value
Fidelity Cash Central Fund, 0.06% (b) (Cost $7,306)	7,305	$ 7,306
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $11,753,373)		13,013,170
NET OTHER ASSETS (LIABILITIES) – 0.2%		24,208
NET ASSETS – 100.0%		$13,037,378

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$7,306	$—	$—	$1	$—	$—	$7,306	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
5	Quarterly Report